Revenue (Tables)	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Summary of revenue
31B.	Revenue consists of the following:

	Year ended March 31,
	2023		2023		2022		2021

	(In millions)
Sale of products
- Sale of vehicles	US$	35,984.2	Rs.	2,956,819.0	Rs.	2,263,993.8	Rs.	2,073,997.4
- Sale of spare parts		3,934.2		323,276.4		287,792.9		244,181.9
- Sale of miscellaneous products		1,692.0		139,034.7		126,524.0		99,764.5
Sale of Services		458.0		37,630.8		38,711.2		33,747.3

Total revenue from contract with customers	US$	42,068.4	Rs.	3,456,760.9	Rs.	2,717,021.9	Rs.	2,451,691.1

Realised revenue hedges		(690.6)		(56,750.1)		7,626.5		(10,540.1)

Revenues	US$	41,377.8	Rs.	3,400,010.8	Rs.	2,724,648.4	Rs.	2,441,151.0